Organization and Principal Activities - Additional Information (Detail)	Dec. 31, 2017	Jun. 30, 2017
Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
Shanghai Rongyao Information Technology Co., Ltd. | Shanghai Noah Rongyao Insurance Broker Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Business acquisition, percentage of voting interests acquired	40.00%
Shanghai Rongyao Information Technology Co., Ltd. | Shanghai Noah Rongyao Insurance Broker Co., Ltd. | Shanghai Nifei Enterprise Advisory Ltd Wenhong Tan and Yi Zhao
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Business acquisition, percentage of voting interests acquired		100.00%